Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000014301
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tax-Managed International Equity Portfolio
Without Sales Load [Member] | C000014301
Average Annual Return [Line Items]
Average Annual Return, Percent	20.24%	4.71%	4.94%
EATON VANCE Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	22.97%	6.24%	5.27%